UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08916
Morgan Stanley Technology Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: March 31, 2009
Date of reporting period: June 30, 2008
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Technology Fund
Portfolio of Investments June 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (99.4%)
	Aerospace & Defense (3.1%)
57,500	Lockheed Martin Corp. (b)	$5,672,950

	Biotechnology (a) (8.3%)
60,000	Biogen Idec Inc. (b)	3,353,400
60,000	Genentech, Inc.	4,554,000
60,000	Genzyme Corp.	4,321,200
60,000	Gilead Sciences, Inc. (b)	3,177,000

		15,405,600

	Chemicals: Agricultural (2.0%)
30,000	Monsanto Co.	3,793,200

	Computer Communications (a) (b) (5.3%)
275,000	Cisco Systems, Inc.	6,396,500
155,000	Juniper Networks, Inc.	3,437,900

		9,834,400

	Computer Peripherals (0.7%)
1,000	Data Domain Inc. (b)	23,330
60,000	Netapp, Inc. (b)	1,299,600
192,300	Seagate Technology Inc. (a) (c)	0

		1,322,930

	Computer Processing Hardware (8.9%)
65,000	Apple Inc. (a)	10,883,600
130,000	Dell Inc. (a) (b)	2,844,400
65,000	Hewlett-Packard Co.	2,873,650

		16,601,650

	Data Processing Services (1.4%)
60,000	Automatic Data Processing, Inc. (b)	2,514,000

	Electronic Components (1.5%)
45,000	MEMC Electronic Materials, Inc. (a)	2,769,300

	Electronic Production Equipment (6.6%)
85,000	Applied Materials, Inc. (b)	1,622,650
60,000	ASML Holding N.V.	1,464,000
80,000	KLA-Tencor Corp. (b)	3,256,800
70,000	Lam Research Corp. (a) (b)	2,530,500
145,000	Synopsys, Inc. (a) (b)	3,466,950

		12,340,900

	Finance/Rental/Leasing (3.8%)
5,000	Mastercard Inc. (Class A) (a) (b)	1,327,600
70,000	VISA Inc. (Class A)	5,691,700

		7,019,300

	Information Technology Services (6.1%)
70,000	Amdocs Ltd. (Guernsey) (a)	2,059,400
70,000	Citrix Systems, Inc. (a) (b)	2,058,700
60,000	International Business Machines Corp.	7,111,800

		11,229,900

	Internet Retail (1.6%)
40,000	Amazon.com, Inc. (a) (b)	2,933,200

	Internet Software/Services (a) (10.9%)
8,000	Baidu.com, Inc. (ADR) (Cayman Islands) (b)	2,503,680
15,000	Google Inc. (Class A)	7,896,300
60,000	VeriSign, Inc. (b)	2,268,000
365,000	Yahoo! Inc. (b)	7,540,900

		20,208,880

	Other Consumer Services (0.8%)
13,000	Priceline.com Inc. (b)	1,500,980

NUMBER OF
SHARES		VALUE
	Packaged Software (12.7%)
70,000	Adobe Systems, Inc. (a)	2,757,300
65,000	Autodesk, Inc. (a) (b)	2,197,650
90,000	BMC Software, Inc. (a) (b)	3,240,000
125,000	McAfee Inc. (a) (b)	4,253,750
105,000	Oracle Corp. (a)	2,205,000
30,000	Salesforce.com Inc. (a)	2,046,900
60,000	SAP AG (ADR) (Germany)	3,126,600
85,000	Symantec Corp. (a) (b)	1,644,750
40,000	Vmware, Inc.	2,143,837

		23,615,787

	Recreational Products (2.5%)
135,000	Activision, Inc. (a)	4,599,450

	Semiconductors (11.8%)
75,000	Altera Corp.	1,552,500
65,000	Analog Devices, Inc. (b)	2,065,050
80,000	Broadcom Corp. (Class A) (a) (b)	2,183,200
75,000	Cypress Semiconductor Corp. (a) (b)	1,856,250
140,000	Intel Corp.	3,007,200
200,000	Marvell Technology Group, Ltd. (Bermuda) (a) (b)	3,532,000
80,000	NVIDIA Corp. (a)	1,497,600
225,000	ON Semiconductor Corp. (a) (b)	2,063,250
75,000	Texas Instruments Inc.	2,112,000
80,000	Xilinx, Inc. (b)	2,020,000

		21,889,050

	Telecommunication Equipment (11.4%)
135,000	ADC Telecommunications, Inc. (a) (b)	1,993,950
65,000	Ciena Corp. (a) (b)	1,506,050
85,000	Corning Inc.	1,959,250
11,705	Nortel Networks Corp. (a)	96,215
195,000	QUALCOMM, Inc.	8,652,150
60,000	Research In Motion Ltd. (Canada) (a)	7,014,000

		21,221,615

	Total Common Stocks
	(Cost $179,468,969)	184,473,092

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (27.4%)
	Securities held as Collateral on Loaned Securities (b) (26.8%)
	Repurchase Agreements (6.3%)
$2,406	ABN Amro Bank N.V. (2.70%, dated 06/30/08, due 07/01/08; proceeds $2,406,154; fully collateralized by U.S. Government Agencies securities and Corporate bond at the date of this Portfolio of Investment as follows: Federal Home Loan Bank 3.00% due 06/11/10; Merck & Co. Inc. 4.75% due 03/01/15; valued at $2,426,525)	2,405,973
5,296	Banc of America Securities LLC (2.25%-2.75% dated 06/30/08, due 07/01/08; proceeds $5,296,669; fully collateralized by U.S. Government Agencies securities and common stocks at the date of this Portfolio of Investment as follows: Freddie Mac 5.50%, due 03/01/38; Sempra Energy; Flowserve Corp.; Entergy Corp.; Avnet Inc.; Allied Waste Inds Inc.; Air Products & Chemicals Inc.; Trimble Navigation Ltd.; valued at $5,430,638)	5,296,317
1,606	Deutsche Bank Securities (2.72% dated 06/30/08, due 07/01/08; proceeds $1,605,676; fully collateralized by common stock at the date of this Portfolio of Investment as follows: CSX Corp. valued at $1,686,667)	1,605,554
1,925
Lehman Brothers Co. (2.70% dated 06/30/08, due 07/01/08; proceeds $1,924,923; fully collateralized by Municipal Notes/Bonds at the date of this Portfolio of Investment as follows: Municipal School District 4.00% due 02/01/13; Chicago Arpt 5.25% due 01/01/14; Metropolitan Transportation Authority 5.00% due 11/15/30-11/15/37; Pleasantville Union 5.00% due 11/01/22; Guadalupe Electric River 5.50% due 05/01/29; Lehman Trust Receipts 4.27% due 08/1/22-08/15/33; Becker 0.00% due 04/01/30; University Mass Building 4.00% due 05/01/10; 5.00% due 05/01/27; 4.00% due 05/01/12; Metropolitan Transportation 5.00% due 11/15/25; Puerto Rico HSG Fin Corp 2.17% due 06/01/21; valued at $1,952,679)
		1,924,779

PRINCIPAL
AMOUNT IN
THOUSANDS
577	Merrill Lynch Co., (2.65% dated 06/30/08, due 07/01/08; proceeds $577,476; fully collateralized by Corporate Bond at the date of this Portfolio of Investment as follows: Qwest Corp.; 6.5% due 06/01/17 valued at $588,861)	577,434

	Total Repurchase Agreements
	(Cost $11,810,057)	11,810,057

NUMBER OF
SHARES (000)
	Investment Company (d) (20.5%)
38,016	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $38,015,920)		38,015,920

	Total Securities held as Collateral on Loaned Securities (Cost $49,825,977)		49,825,977

	Investment Company (d) (0.6%)
1,065	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $1,064,935)		1,064,935

	Total Short-Term Investments (Cost $50,890,912)		50,890,912

	Total Investments (Cost $230,359,881) (e)	126.8%	235,364,004
	Liabilities in Excess of Other Assets	(26.8)	(49,759,728)

	Net Assets	100.0%	$185,604,276

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	The values of loaned securities and related collateral outstanding at June 30, 2008 were $51,322,528 and $53,458,486, respectively. The fund received cash collateral of $49,825,977 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The remainder collateral of $3,632,509 received in the form of U.S. Government Agencies and Obligation, which the Fund cannot sell or re-pledge and accordingly are not reflected in Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(d)	The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Technology Fund
Notes to the Portfolio of Investments
FAS 157
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at value:

Fair Value Measurements at June 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$235,364,004	$223,553,947	$11,810,057	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Technology Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer August 15, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 15, 2008

/s/ Francis Smith Francis Smith
Principal Financial Officer
August 15, 2008